Statements of Net Assets Available for Benefits - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP Plans
ASSETS
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	$ 4,008,616	$ 3,573,248
Notes receivable from participants, net of reserve	59,670	57,578
Net Assets Available for Benefits	4,068,286	3,630,826
EBP 002
ASSETS
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	2,587,738	2,306,894
Notes receivable from participants, net of reserve	27,397	27,014
Net Assets Available for Benefits	2,615,135	2,333,908
EBP 003
ASSETS
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	1,040,458	939,261
Notes receivable from participants, net of reserve	25,361	24,010
Net Assets Available for Benefits	1,065,819	963,271
EBP 004
ASSETS
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	262,152	224,567
Notes receivable from participants, net of reserve	4,662	4,396
Net Assets Available for Benefits	266,814	228,963
EBP 006
ASSETS
Participant-directed investment in DTE Energy Company Master Plan Trust, at fair value (Note 4)	118,268	102,526
Notes receivable from participants, net of reserve	2,250	2,158
Net Assets Available for Benefits	$ 120,518	$ 104,684